Mineral Interests - Schedule of Property Under the First Guayabales Option (Details)	12 Months Ended
Dec. 31, 2008 USD ($)
First Guayabales Option [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	$ 25,000,000
First Guayabales Option [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	12,000,000
First Guayabales Option [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	13,000,000
First Guayabales Option [Member] | Phase 1 [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	5,000,000
First Guayabales Option [Member] | Phase 1 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	2,000,000
First Guayabales Option [Member] | Phase 1 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	3,000,000
First Guayabales Option [Member] | Phase 2 [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	12,000,000
First Guayabales Option [Member] | Phase 2 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	2,000,000
First Guayabales Option [Member] | Phase 2 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	10,000,000
First Guayabales Option [Member] | Phase 3 [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	8,000,000
First Guayabales Option [Member] | Phase 3 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	8,000,000
First Guayabales Option [Member] | Phase 3 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property
Second Guayabales Option [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	7,050,000
Second Guayabales Option [Member] | Total Phase 1 [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	1,750,000
Second Guayabales Option [Member] | Total Phase 2 [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	1,000,000
Second Guayabales Option [Member] | Total Phase 3 [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property	$ 4,300,000